Exploration and evaluation assets (Details Narrative)	1 Months Ended		12 Months Ended
	Mar. 24, 2020 USD ($) Integer	Mar. 24, 2020 MXN ($) Integer	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2001	Dec. 31, 2015 Integer
IfrsStatementLineItems [Line Items]
Number of Smaller Concessions | Integer							9
Purchase of property, plant and equipment | $			$ 10,505	$ 6,783	$ 427,597
Nominal value of of property | $			$ 1
VAT recovery | $				506,394
VAT refund from prior years | $				$ 446,184
Tuligtic property in Puebla, Mexico [member
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate						100.00%
Ejido land [member]
IfrsStatementLineItems [Line Items]
Number of Smaller Concessions | Integer							2
Tuligtic project land holdings [member]
IfrsStatementLineItems [Line Items]
Number of option agreements entered | Integer	2	2
Percent of building ownership acquired	100.00%	100.00%
Number of buildings purchased | Integer	2	2
Purchase of property, plant and equipment	$ 375,000	$ 3,000,000
Logan property located in the Yukon Territory, Canada [member]
IfrsStatementLineItems [Line Items]
Proportion of ownership interest in associate			40.00%